Shareholders' Equity - 2022 Private Placement ("2022 PIPE") (Details) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Nov. 30, 2022 $ / shares
Shareholders' Equity
Aggregate cash proceeds		€ 1,091
Share-based payment awards		€ 22,805	€ 27,380	€ 53,350
Class A shares
Shareholders' Equity
Shares issued | shares		89,838,455	91,524,935	45,000,000
Class A shares | 2022 PIPE Securities Purchase Agreement
Shareholders' Equity
Shares issued | shares	69,024,938
Warrants to purchase class A shares | shares	34,512,464
Price per share | $ / shares					$ 1.30
Aggregate cash proceeds	€ 85,754
Non-cash contribution	975
Share-based payment awards	€ 11,916
Number of shares called by each warrant | shares	0.5
Amount of liability to issue warrants	€ 26,009	€ 8,541